SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $)	9 Months Ended		12 Months Ended		110 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
Property, Plant and Equipment, Useful Life	5 years
Grant income	$ 0	$ 44,479	$ 44,479	$ 200,000	$ 244,479
Convertible Debt, Fair Value Disclosures				3,264,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Exercisable Options	27,310		77,729		77,729
U.S. Internal Revenue Service [Member]
Grant income			$ 44,000	$ 200,000
Leasehold Improvements [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years
Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	17 years